Financial Risk Management - Information Regarding Aging and Collectability of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Total accounts receivable	$ 19,298	$ 20,357
Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Current	12,000	20,311
Less allowance for doubtful accounts	(421)	(138)
Total accounts receivable	19,298	20,357
1 - 30 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	2,909	19
31 - 60 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	1,098	7
61 - 90 days [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	1,114
91 days and over [Member] | Trade Accounts Receivable [Member]
Financing Receivable Recorded Investment [Line Items]
Accounts receivable	$ 2,598	$ 158